Stockholders Equity (Detail Textuals 1) - USD ($)	1 Months Ended
	Jun. 28, 2018	Mar. 17, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity [Line Items]
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Subscription Agreement | GT Dollar Pte. Ltd | Private placement
Stockholders Equity [Line Items]
Number of shares issued	5,494,506
Common stock, par value (in dollars per share)	$ 0.001
Price per share	$ 1.82
Total price	$ 10,000,000.92	$ 40,000,000
Purchase price partly received		5,300,000
Amount expected to be received in third quarter		$ 4,700,000